PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment, Net [Abstract]
Schedule of Property and Equipment

	December 31,
	2023	2022
Cost:
Computers and peripheral equipment	$249,677	$231,714
Internal use software	309,383	247,763
Office furniture and equipment	3,148	6,460
Leasehold improvements	41,897	59,796
	604,105	545,733
Accumulated depreciation:
Computers and peripheral equipment	204,631	186,146
Internal use software	194,262	147,657
Office furniture and equipment	78	5,103
Leasehold improvements	30,720	47,542
	429,691	386,448
Depreciated cost	$174,414	$159,285